16. OTHER LIABILITIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities Details Narrative
Letter of credit and standby fees	$ 317	$ 363